Schedule of Investments (unaudited) November 30, 2019	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
3.13%, 11/15/28	$170	$189,025
4.25%, 05/15/39	116,706	157,462,733
4.38%, 02/15/38	172,483	234,698,156
4.38%, 11/15/39	87,642	120,357,253
4.50%, 02/15/36	120,776	163,632,202
4.50%, 05/15/38	75,230	104,055,709
4.75%, 02/15/37	7,495	10,551,262
5.00%, 05/15/37	63,011	91,252,292
5.38%, 02/15/31	41,153	56,040,419
6.13%, 08/15/29	288	399,296
6.25%, 05/15/30	68,643	97,831,794

		1,036,470,141

Total U.S. Government Obligations — 99.3% (Cost: $995,770,386)		1,036,470,141

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	15,085	$15,085,000

Total Short-Term Investments — 1.4% (Cost: $15,085,000)		15,085,000

Total Investments in Securities — 100.7% (Cost: $1,010,855,386)		1,051,555,141

Other Assets, Less Liabilities — (0.7)%		(7,462,371)

Net Assets — 100.0%		$1,044,092,770

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,553	2,532	15,085	$15,085,000	$92,302	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,036,470,141	$—	$1,036,470,141
Money Market Funds	15,085,000	—	—	15,085,000

	$15,085,000	$1,036,470,141	$—	$1,051,555,141

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